STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

September 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Banks - 3.7%
Essent Group	70,617		2,613,535
First Bancorp	452,917		2,364,227
First Interstate BancSystem, Cl. A	83,935		2,673,330
First Merchants	66,120		1,531,339
			9,182,431
Capital Goods - 13.2%
Advanced Drainage Systems	36,247		2,263,263
Aerojet Rocketdyne Holdings	97,627	[a]	3,894,341
American Woodmark	20,126	[a]	1,580,696
Builders FirstSource	102,133	[a]	3,331,578
Fortress Value Acquisition, Cl. A	149,208	[a]	2,026,245
Masonite International	44,371	[a]	4,366,106
Maxar Technologies	85,434		2,130,724
Quanta Services	68,189		3,604,471
Rexnord	108,050		3,224,212
Tennant	32,714		1,974,617
Valmont Industries	32,880		4,083,038
			32,479,291
Commercial & Professional Services - 6.5%
ADT	284,161		2,321,595
Clarivate	236,478	[a]	7,328,453
Clean Harbors	36,039	[a]	2,019,265
Covanta Holding	326,152		2,527,678
The Brink's Company	45,849		1,883,935
			16,080,926
Consumer Durables & Apparel - 7.0%
Century Communities	72,019	[a,b]	3,048,564
KB Home	104,085		3,995,823
Skyline Champion	103,737	[a]	2,777,040
Taylor Morrison Home	186,613	[a]	4,588,814
YETI Holdings	61,371	[a]	2,781,334
			17,191,575
Consumer Services - 2.8%
Cracker Barrel Old Country Store	11,164		1,280,064
Houghton Mifflin Harcourt	808,554	[a]	1,398,798
OneSpaWorld Holdings	153,201	[b]	995,807
Papa John's International	38,311		3,152,229
			6,826,898

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Diversified Financials - 4.0%
PJT Partners, Cl. A	94,733		5,741,767
PRA Group	100,423	[a]	4,011,899
			9,753,666
Energy - 1.7%
Ardmore Shipping	108,656		386,815
CNX Resources	185,526	[a]	1,751,365
PBF Energy, Cl. A	212,003		1,206,297
Scorpio Tankers	75,348	[b]	834,102
			4,178,579
Food & Staples Retailing - .2%
The Chefs' Warehouse	35,284	[a]	513,029
Food, Beverage & Tobacco - 1.7%
Darling Ingredients	116,853	[a]	4,210,214
Health Care Equipment & Services - 7.6%
Acadia Healthcare	123,586	[a,b]	3,643,315
AdaptHealth	163,935	[a]	3,575,422
Health Catalyst	131,998	[a]	4,831,127
Molina Healthcare	12,115	[a]	2,217,530
R1 RCM	108,217	[a]	1,855,922
Tabula Rasa HealthCare	59,187	[a,b]	2,413,054
			18,536,370
Insurance - 4.1%
BRP Group, Cl. A	109,109	[a]	2,717,905
Palomar Holdings	41,915	[a]	4,369,220
The Hanover Insurance Group	31,391		2,925,013
			10,012,138
Materials - 8.2%
Alamos Gold, Cl. A	693,455		6,109,339
Cabot	72,046		2,595,817
Eagle Materials	32,467		2,802,551
IAMGOLD	804,419	[a]	3,080,925
Louisiana-Pacific	142,701		4,211,107
Norbord	43,365		1,279,268
			20,079,007
Media & Entertainment - 3.5%
Cardlytics	54,435	[a,b]	3,841,478
EverQuote, Cl. A	77,508	[a]	2,994,909
Nexstar Media Group, Cl. A	19,271		1,733,041
			8,569,428
Pharmaceuticals Biotechnology & Life Sciences - 10.5%
Aerie Pharmaceuticals	141,885	[a,b]	1,669,986
Arena Pharmaceuticals	36,073	[a]	2,697,900
Denali Therapeutics	68,815	[a,b]	2,465,641
FibroGen	42,291	[a]	1,739,006

Description		Shares		Value ($)
Common Stocks - 97.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.5% (continued)
Generation Bio		44,356	[a,b]	1,371,044
GW Pharmaceuticals, ADR		13,142	[a,b]	1,279,374
Invitae		75,273	[a,b]	3,263,085
PTC Therapeutics		19,224	[a]	898,722
Syneos Health		62,131	[a]	3,302,884
Ultragenyx Pharmaceutical		31,091	[a,b]	2,555,369
uniQure		37,224	[a]	1,370,960
Voyager Therapeutics		36,522	[a]	389,690
Xenon Pharmaceuticals		132,148	[a]	1,462,878
Zogenix		76,325	[a]	1,368,507
				25,835,046
Real Estate - 4.5%
Colliers International Group		84,934	[b]	5,664,249
Redfin		108,392	[a,b]	5,412,013
				11,076,262
Semiconductors & Semiconductor Equipment - 1.9%
Diodes		83,034	[a]	4,687,269
Software & Services - 7.4%
Cloudera		421,493	[a,b]	4,590,059
Everbridge		32,397	[a,b]	4,073,275
EVERTEC		83,287		2,890,892
Medallia		97,984	[a]	2,686,721
Mimecast		84,068	[a]	3,944,471
				18,185,418
Technology Hardware & Equipment - 1.7%
Ciena		104,186	[a]	4,135,142
Transportation - 2.9%
Knight-Swift Transportation Holdings		78,901		3,211,271
SkyWest		128,017		3,822,588
				7,033,859
Utilities - 3.9%
Clearway Energy, Cl. C		182,289		4,914,511
NextEra Energy Partners		78,397		4,700,684
				9,615,195
Total Common Stocks (cost $216,973,140)				238,181,743
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,820,450)	0.10	7,820,450	[c]	7,820,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,414,151)	0.10	5,414,151	[c]	5,414,151
Total Investments (cost $230,207,741)		102.4%		251,416,344
Liabilities, Less Cash and Receivables		(2.4%)		(5,878,616)
Net Assets		100.0%		245,537,728

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2020, the value of the fund’s securities on loan was $29,170,497 and the value of the collateral was $29,844,235, consisting of cash collateral of $5,414,151 and U.S. Government & Agency securities valued at $24,430,084.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

September 30, 2020 (Unaudited)

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	238,181,743	-	-	238,181,743
Investment Companies	13,234,601	-	-	13,234,601

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2020, accumulated net unrealized appreciation on investments was $21,208,603, consisting of $53,057,521 gross unrealized appreciation and $31,848,918 gross unrealized depreciation.

At September 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.